EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Shares Available for Future Repurchases
As of December 31, 2025 and 2024, the Company held 249,194 and 126,834 of the Company’s Ordinary Shares, with 750,806 and 873,166 shares remained available for future repurchases under the Program. Share repurchase activities are as follows for the year ended December 31, 2025:

December 31, 2025
Shares repurchased (1)	122,360
Average purchase price per share	$6.44
Aggregate purchase price (2)	$787,609
(1)249,194 treasury shares amounting to $2.0 million were repurchased. Further, 126,834 treasury shares amounting to $1.2 million were cancelled during the year ended December 31, 2025.
(2)Net of fees paid to the broker.